SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2011
SHARE-BASED PAYMENTS
19	SHARE-BASED PAYMENTS

Pre-IPO Option Scheme

On August 30, 2005, the Company’s Board of Directors (“Board”) and shareholders approved and adopted a share option plan, which was subsequently amended and restated on March 20, 2006 (the “Pre-IPO Option Scheme”). Under such scheme, the directors may, at their discretion, grant options to the directors and employees of the Group (each a “Grantee”) to subscribe for ordinary shares of the Company. The Pre-IPO Option Scheme shall be valid and effective for a period commencing on August 30, 2005 and ending on the day immediately prior to the listing date on which trading in the Company’s shares first commence on a stock exchange approved by the Board (the “Listing Date”).

Under the Pre-IPO Option Scheme, the Grantee shall not in any way sell, transfer, charge, mortgage, encumber or create any interest (whether legal or beneficial) in favor of any third party over or in relation to the options or enter into any agreement to do so, except for transfer solely for tax planning purpose. Any breach of the foregoing by a Grantee shall render all outstanding options of such Grantee be automatically cancelled. In the event that on or before the Listing Date, a Grantee ceases to be employed by a member of the Group for any reason, the options granted to such Grantee shall be forfeited on the date of cessation and will not be exercisable, unless the Board otherwise determines that the options will remain exercisable for an additional period which shall not extend beyond the expiration of the original option period.

Pursuant to the Pre-IPO Option Scheme, in addition to meeting the service or vesting criterion as discussed below, the exercise of the options is conditional upon meeting a performance criterion, which is the initial public offering of the Company’s ordinary shares on a stock exchange internationally recognized and duly approved by the Company’s Board of Directors and such offering meets a Qualified IPO. A Qualified IPO is defined as a firm commitment underwritten initial public offering of the Company’s ordinary shares on a stock exchange internationally recognized and duly approved by the Company’s Board of Directors, that values the Company at no less than USD250,000 immediately prior to the IPO and that results in aggregate proceeds to the Company of USD50,000, net of offering costs. The exercise period and life of the options expire five years after a Qualified IPO.

On August 30, 2005, the Board granted 1,000,000 options with a grant-date fair value of approximately USD0.40 per option, or USD400 (RMB3,245) in aggregate, to certain directors, officers and employees to acquire ordinary shares of the Company. Each of these options allows the Grantee to acquire one ordinary share of the Company at an exercise price of USD0.075 per share. 25% of the options granted on August 30, 2005 vested immediately on the date of grant. The remaining 75% of the options vested over a three year period in twelve equal three-monthly installments.

On March 20, 2006, the Board granted 6,680,000 options with a grant-date fair value of approximately USD0.11 per option, or USD735 (RMB6,063) in aggregate, to certain directors, officers and employees to acquire ordinary shares of the Company. On September 1, 2006, the Board granted 1,000,000 options with a grant-date fair value of approximately USD0.14 per option, or USD140 (RMB1,144) in aggregate, to a senior officer to acquire ordinary shares of the Company. Each of the options granted in 2006 allowed the Grantee to acquire one ordinary share of the Company at an exercise price of USD0.75 per share. 25% of the options granted in 2006 vested immediately on the respective dates of the grant. The remaining 75% of the options vested over a four year period in eight equal six-monthly installments.

The fair value of the share options granted under the Pre-IPO Option Scheme was estimated using the Black-Scholes option pricing model based on following assumptions at the date of grant:

	Awards granted on August 30, 2005	Awards granted on March 20, 2006	Awards granted on September 1, 2006

Expected dividend yield	0%	0%	0%
Expected volatility	39.17%	36.80%	35.19%
Risk-free interest rate	4.69%	5.26%	5.27%
Expected life (in years)	4.85	4.59	4.30
Estimated fair value of underlying ordinary shares
(USD per share)	0.46	0.49	0.57

The expected volatility of the Company’s ordinary shares was based on the average volatility of seven comparable companies in the drugstore industry. At the time these options were issued, the Company’s ordinary shares were not listed in any exchange and therefore did not have a trading history. The Company estimated the volatility of its ordinary share price by referring to the average volatility of these comparable companies as management believed that the average volatility of such companies was a reasonable benchmark to use in estimating the expected volatility of the Company’s ordinary shares.

The share-based compensation expense of pre-IPO option scheme is allocated as follows:

	December 31,
	2009	2010	2011
	RMB	RMB	RMB

Sales, marketing and other operating expenses	73	18	—
General and administrative expenses	13	51	—

Total share-based compensation expense	86	69	—

As of December 31, 2011, all of the share options under the Pre-IPO Scheme have been vested and the Company did not have any unrecognized share-based compensation expense related to unvested options issued under the Pre-IPO Scheme.

2007 Share Incentive Plan

On June 30, 2007, the Company’s shareholders adopted the 2007 Share Incentive Plan (the “2007 Plan”). The 2007 Plan authorizes the Company to issue up to 8,680,000 shares of the Company’s ordinary shares in the form of share options, share appreciation rights and other share-based awards to its employees, directors or consultants. Under the 2007 Plan, the exercise price of the option shall not be less than the fair market value of Company’s ordinary share on the date of grant.

On November 9, 2007, the Company granted 200,000 share options with a grant date fair value of approximately USD2.86 per option or USD573 (RMB4,250) in aggregate, to four newly appointed independent directors. The exercise price of such options is USD8.10 per share, which was equal to the IPO price of the Company’s ordinary shares. The share options vest and become exercisable in three equal annual installments on the first, second and third anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On January 5, 2009, the Company granted 600,000 share options with a grant date fair value of approximately USD0.78 per option or USD469 (RMB3,203) in aggregate, to a newly appointed senior management employee. The exercise price of such options is USD2.40 per share. The share options vest and become exercisable in three equal annual installments on the first, second and third anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On January 5, 2010, the Company granted 800,000 share options with a grant date fair value of approximately USD0.91 per option or USD728 (RMB4,976) in aggregate, to an executive officer. The exercise price of such options is US$3.725 per share. The options vest and become exercisable in four equal annual installments on the first, second, third and fourth anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On January 5, 2010, the Company granted 200,000 share options with a grant date fair value of approximately USD0.92 per option or USD184 (RMB1,256) in aggregate, to an executive officer. The exercise price of such options is US$3.725 per share. The options vest and become exercisable on the third anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On March 2, 2010, the Company granted an aggregate of 150,000 fully vested ordinary shares with a grant date fair value of approximately USD3.63 per ordinary share or USD545 (RMB3,188) in aggregate, to its three independent directors. The grant of the shares to the independent directors was made in exchange for their forfeiture of 150,000 options granted in November 2007 (“modification”). In connection with the modification, the Company recorded incremental share-based compensation expense resulting from the modification amounting to RMB3,436 in general and administrative expenses for the year ended December 31, 2010.

On March 2, 2010, the Company granted 50,000 non-vested ordinary shares with a grant date fair value of approximately USD3.49 per ordinary share or USD174 (RMB1,191) in aggregate, to an executive officer. The non-vested shares will vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant.

For share options granted prior to November 9, 2007, the fair value for options was estimated at the date of the grant using the Black-Scholes option pricing model. For share options granted subsequent to November 9, 2007, the fair value of each award granted was estimated on the date of the grant using the Binomial option pricing model. The Binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Both models take into account variables such as volatility, dividend yield rate, and risk free interest rate. However, the Binomial model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option which are not accounted for under the Black-Scholes model. For these reasons, the Company believes that the Binomial model provides a fair value that is more representative of actual experience and future expected experience after the Company’s listing in November 2007.

The fair value of the above share options was estimated using the Binomial option pricing model based on following assumptions at the date of grant:

	Share options granted on November 9, 2007	Share options granted on January 5, 2009	Share options granted on January 5, 2010
Expected dividend yield	1.67%	2.54%	6.43%
Expected volatility	40.74%	41.76%	35.67%
Risk-free interest rate	4.23%	2.54%	3.86%
Option life (in years)	10	10	10
Forfeiture rate	0	0	0
Suboptimal exercise factor	1.5	1.5	1.5

For share options granted on November 9, 2007 and January 5, 2009, since the Company’s ordinary shares have a limited trading history, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility of four comparable companies in the drugstore industry for a period equal to the option life for the share options. The suboptimal exercise factors applied in the valuations of share options granted were estimated based on the early exercise behavior of employees with share options. The risk-free rates applied in the valuations of the share options were based on the 10-year U.S. Treasury yield curve rates as of the grant dates on November 9, 2007 and January 5, 2009, respectively.

For share options granted during 2010, the Company estimated the historical volatility of its ordinary shares at the date of grant based on the historical volatility of the Company from the date the Company was listed to the valuation date and the historical volatility of the other four comparable companies in the drugstore industry for a period equal to the option life for the share options. The risk-free rate applied in the valuations of the share options was based on the 10-year U.S. Treasury yield curve rates as of the grant date in 2010. The suboptimal exercise factors applied in the valuations of share options granted were estimated based on the early exercise behavior of employees with share options.

The fair value of the fully vested and non-vested ordinary shares granted to the employee was determined by management based on the closing trading stock price of the Company on the date of grant.

In connection with the share options and ordinary shares granted under the 2007 Incentive Plan during the years ended December 31, 2009 and 2010, the Company recorded share-based compensation expense of RMB2,917 and RMB5,712 in general and administrative expenses for years ended December 31, 2009 and 2010, respectively. During the year ended December 31, 2011, 600,000 unvested share options granted to an executive officer were forfeited. Consequently, the corresponding share-based compensation costs recognized in previous years for the unvested share options were reversed and an amount of RMB1,195 was credited to general and administrative expenses for the year ended December 31, 2011.

A summary of the Company’s option activities for the years ended December 31, 2009, 2010 and 2011 is presented below:

	Number of options	Weighted average exercise price		Weighted average remaining contractual term	Aggregate intrinsic value (USD millions)

Outstanding as of January 1, 2009	4,903,178	USD	1.03
Granted	600,000	USD	2.40
Exercised	(2,708,412)	USD	0.72
Forfeited	(63,200)	USD	0.74

Outstanding as of December 31, 2009	2,731,566	USD	1.64
Granted	1,000,000	USD	3.73
Exercised	(1,559,872)	USD	0.95
Forfeited	(681,944)	USD	3.13
Cancelled	(150,000)	USD	8.10

Outstanding as of December 31, 2010	1,339,750	USD	2.51
Exercised	(119,644)	USD	0.71
Forfeited	(610,356)	USD	3.67

Outstanding as of December 31, 2011	609,750	USD	1.71	0.6 year	0.02

Exercisable as of December 31, 2011	609,750	USD	1.71	0.6 year	0.02

The total intrinsic value of share options exercised during the years ended December 31, 2009, 2010 and 2011 was USD6,356, USD2,458 and USD98, respectively. The intrinsic value is calculated as the difference between the market value of shares on the date of exercise and the exercise price of the shares.

The intrinsic value of share options outstanding and options exercisable is calculated as the difference between the market value of the shares as of December 31, 2011 and the exercise price of the shares.

A summary of the status of the Company’s non-vested ordinary shares granted to employees as of December 31, 2011, and changes during the year then ended are presented below:

	Number of shares	Weighted average grant date fair value

Outstanding as of January 1, 2010	—	—
Granted	50,000	USD3.49
Vested	(30,000)	USD3.49

Outstanding as of December 31, 2010	20,000	USD3.49
Granted	—	—
Vested	(20,000)	USD3.49

Outstanding as of December 31, 2011	—	—